Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Stock-based Payment Arrangement Expenses
The Company recognized stock-based compensation expense for the periods indicated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Cost of revenue	$126	$922	$204	$1,504
Sales and marketing	1,571	4,774	2,812	8,814
Research and development	6,823	20,110	10,692	40,148
General and administrative	2,348	8,919	5,654	41,362

Total	$10,868	$34,725	$19,362	$91,828

The Company recognized stock-based compensation expense for the periods indicated as follows (in thousands):

	2018	2019	2020
Cost of revenue	$517	$124	$982
Sales and marketing	2,582	1,922	10,668
Research and development	1,009	5,009	36,852
General and administrative	1,357	3,167	13,885

Total stock-based compensation expense	$5,465	$10,222	$62,387

Summary Of Weighted Average Assumptions Used To Estimate The Fair Value Of Options Granted
The weighted-average assumptions used to estimate the fair va
l
ue of stock options granted are as follows:

	Year Ended December 31,
	2018	2019	2020
Weighted-average expected term	6.00	6.05	5.94
Expected volatility	62%	43%	39%
Risk-free interest rate	2.58%	1.91%	0.56%
Dividend yield	0%	0%	0%

Summary Of Stock Options Activity Under The Plan
The Company’s activity of the stock options under the Plan for the years ended December 31, 2019 and 2020 was as follows:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)
Balances at December 31, 2018	8,370,552	$2.66	9.2

Granted	12,199,200	4.36
Exercised	(1,011,873)	2.61
Forfeited	(1,158,528)	2.82
Expired	(4,221)	2.81

Balances at December 31, 2019	18,395,130	$3.78	9.2

Granted	13,158,430	8.41
Exercised	(871,668)	2.65
Forfeited	(425,001)	1.68
Expired	(1,367,367)	4.64

Balances at December 31, 2020	28,889,524	$5.92	8.8

Vested and exercisable at December 31, 2020	17,099,956	$5.26	8.6
Vested and expected to vest at December 31, 2020	25,023,502	$6.22	8.9

Summary Of Oustanding Restricted Stock Awards Activity
The Company’s activity of the outstanding restricted stock awards for Cla
s
s A common stock for the years ended December 31, 2019 and 2020
,
was as follows:

	Number of Restricted Stock Awards	Weighted Average Grant Date Fair Value per Share
Balances at December 31, 2018	3,664,653	$1.68

Granted	3,267,792	1.97
Repurchased	(59,637)	1.68
Vested	(2,948,394)	1.83

Balances at December 31, 2019	3,924,414	$1.81

Granted	—	—
Repurchased	—	—
Vested	(2,687,643)	1.85

Balances at December 31, 2020	1,236,771	$1.71